Compensation Expense - Summary of Compensation Expense (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of compensation expense [abstract]
Wages, salaries and benefits	$ 61,998	$ 57,987
Post-employment benefits	1,491	1,309
Share-based compensation	7,100	3,682
Compensation expense	$ 70,589	$ 62,978